Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.18%
Alabama–2.53%
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	$46,275	$ 47,756,559
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(a)	4.00%	12/01/2026	12,500	12,933,384
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB(b)(c)	0.69%	05/01/2041	6,000	6,000,000
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	2,000	1,967,059
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(d)	1.61%	04/01/2024	8,625	8,491,286
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(d)	1.33%	04/01/2024	2,875	2,859,757
Southeast Alabama Gas Supply District (The) (No. 2); Series 2018 A, RB(a)	4.00%	06/01/2024	5,000	5,096,395
University of Alabama (The); Series 2014 B, Ref. RB(a)(e)	5.00%	07/01/2024	550	584,761
				85,689,201
Alaska–1.13%
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	5,045,248
Anchorage (City of), AK; Series 2022, GO Notes	1.50%	12/15/2022	31,320	31,324,022
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,750	1,752,623
				38,121,893
Arizona–2.66%
Arizona (State of);
Series 2019, Ref. RB(e)	5.00%	07/01/2026	10,000	11,123,020
Series 2019, Ref. RB(e)	5.00%	07/01/2027	10,500	11,915,766
Arizona (State of) Health Facilities Authority (Banner Health); Series 2014 A, RB(a)(e)	4.00%	01/01/2024	5,000	5,171,340
Arizona (State of) Industrial Development Authority; Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	15,281	15,387,673
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023	550	542,234
Series 2019 A, RB	5.00%	01/01/2024	555	534,483
Series 2019 A, RB	5.00%	01/01/2025	605	569,796
Series 2019 A, RB	5.00%	01/01/2026	735	677,745
Series 2019 A, RB	5.00%	01/01/2027	800	723,035
Series 2019 B, RB	5.00%	01/01/2043	2,520	1,749,334
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(b)	4.50%	07/15/2029	1,250	1,232,732
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,352,138
Glendale Municipal Property Corp.; Series 2012 C, Ref. RB	4.00%	07/01/2038	100	100,499
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(b)	5.00%	02/15/2026	940	976,813
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group); Series 2017 C, RB(a)	5.00%	10/18/2024	7,500	7,985,366
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(b)	3.00%	07/01/2031	625	560,936
Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,116,717
Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,678,328
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	1,450	1,450,000
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,450	2,593,493
Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	5,365,807
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	750	700,410
University of Arizona (The); Series 2014, RB	5.00%	08/01/2039	10,000	10,414,209
				89,921,874
California–7.83%
California (State of); Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(a)(d)	1.11%	12/01/2023	7,000	7,001,161
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	$ 240	$ 241,658
California (State of) Health Facilities Financing Authority (City of Hope); Series 2019, RB	5.00%	11/15/2049	10,000	10,363,420
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB(a)	4.00%	10/01/2024	5,000	5,118,961
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(a)(e)	5.00%	07/01/2023	5,500	5,697,330
California (State of) Housing Finance Agency; Series 2021 A, RB	3.25%	08/20/2036	4,317	4,029,331
California (State of) Infrastructure & Economic Development Bank; Series 2019, Ref. RB(a)	1.75%	08/01/2026	5,240	4,918,928
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	1,190	1,203,753
California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	750	768,318
Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,016,047
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(f)	5.00%	05/15/2024	350	367,092
Series 2019, RB (INS - BAM)(f)	5.00%	05/15/2025	500	527,675
California (State of) Public Finance Authority (Enso Village); Series 2021 B-3, RB(b)	2.13%	11/15/2027	1,000	951,908
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(b)	2.38%	11/15/2028	1,500	1,416,585
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(b)	4.25%	07/01/2028	1,635	1,669,963
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB(e)	5.00%	06/01/2024	6,500	6,901,273
Series 2017 A-1, Ref. RB(e)	5.00%	06/01/2025	10,000	10,880,542
Series 2017 A-1, Ref. RB(a)(e)	5.00%	06/01/2027	11,765	13,386,329
Series 2018 A-1, Ref. RB(a)(e)	5.00%	06/01/2022	14,195	14,195,000
Series 2018 A-2, Ref. RB(a)(e)	5.00%	06/01/2022	950	950,000
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2025	3,000	2,779,282
Los Angeles (City of), CA;
Series 2012 B, Ref. RB(a)(e)	5.00%	06/01/2022	2,000	2,000,000
Series 2021, RN	4.00%	06/23/2022	15,000	15,027,564
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB(a)(e)	5.00%	07/01/2022	14,580	14,625,800
Series 2012 B, RB	5.00%	07/01/2043	38,445	38,525,246
Series 2014 A, RB	5.00%	07/01/2031	4,690	4,969,615
Madera Unified School District; Series 2018, COP (INS - BAM)(f)	5.00%	09/01/2034	500	513,105
Mizuho Floater/Residual Trust; Series 2020, VRD RB(b)(c)	0.93%	10/01/2036	18,557	18,557,000
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds(g)	0.00%	08/01/2023	1,300	1,269,315
Sacramento (County of), CA;
Series 2018 B, Ref. RB(e)	5.00%	07/01/2022	750	752,294
Series 2018 B, Ref. RB(e)	5.00%	07/01/2023	1,000	1,035,331
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds); Series 2019, RB	1.80%	11/15/2027	9,465	9,120,230
San Francisco (City & County of), CA Public Utilities Commission;
Series 2013 B, RB(e)	5.00%	10/01/2029	8,000	8,098,908
Series 2013 B, RB(e)	5.00%	10/01/2032	11,125	11,262,544
Series 2013 B, RB	4.00%	10/01/2039	150	150,333
Southern California Public Power Authority (Windy Point/Windy Flast); Series 2020, Ref. RB	5.00%	07/01/2030	25,000	26,136,570
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,629,616
Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,645,081
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, GO Bonds(g)	0.00%	08/01/2022	1,900	1,895,901
Series 2009 B-1, GO Bonds(g)	0.00%	08/01/2023	2,000	1,956,622
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS - BAM)(f)	5.00%	09/01/2022	1,500	1,513,305
Series 2015, Ref. RB (INS - BAM)(f)	5.00%	09/01/2023	1,000	1,039,764
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	$ 1,000	$ 1,007,914
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	674,861
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,583,555
University of California; Series 2013 AF, RB	5.00%	05/15/2039	4,450	4,576,497
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,179,099
				265,130,626
Colorado–2.89%
Arkansas River Power Authority; Series 2006, RB(e)	5.88%	10/01/2026	3,500	3,780,497
Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	2,000	2,096,011
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	958,962
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2019, Ref. RB(a)	5.00%	11/19/2026	8,500	9,351,608
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB(a)	5.00%	11/20/2025	4,600	4,972,043
Colorado (State of) Health Facilities Authority (Children’s Hospital Co.); Series 2013 A, RB	5.00%	12/01/2036	21,235	21,772,819
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB	5.50%	01/01/2035	1,820	1,901,946
Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,134,092
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2025	2,000	2,027,824
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,129,339
Series 2012 B, RB	5.00%	11/15/2043	4,530	4,581,796
Series 2013 B, RB	5.00%	11/15/2043	8,000	8,238,232
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(b)	3.75%	12/01/2029	500	461,703
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	660	620,476
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	705	730,991
Series 2008, RB	6.25%	11/15/2028	2,000	2,266,363
University of Colorado Hospital Authority;
Series 2012 A, RB	4.00%	11/15/2036	2,000	2,004,064
Series 2019, VRD RB(c)	0.67%	11/15/2049	25,000	25,000,000
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2027	130	142,204
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2028	125	136,608
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2029	125	136,550
Series 2019, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/15/2030	125	136,517
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2026	385	427,266
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2027	400	451,092
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2028	415	474,476
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2029	420	486,503
Series 2020, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2030	435	501,941
				97,921,923
Connecticut–1.40%
Connecticut (State of);
Series 2012 G, GO Bonds	4.00%	10/15/2031	300	301,016
Series 2015 F, GO Bonds	5.00%	11/15/2031	1,550	1,668,873
Series 2018 C, GO Bonds	5.00%	06/15/2022	1,350	1,351,602
Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,298,239
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023	9,000	9,171,789
Series 2018, RB	5.00%	01/01/2027	3,000	3,352,272
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB(e)	4.00%	07/01/2022	2,590	2,596,103
Connecticut (State of) Housing Finance Authority; Series 2020 A-3, Ref. VRD RB(c)	0.68%	05/15/2050	20,290	20,290,000
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,252,061
				47,281,955
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.44%
District of Columbia;
Series 2012 C, RB	5.00%	12/01/2032	$ 2,750	$ 2,789,612
Series 2012 C, RB	5.00%	12/01/2035	1,750	1,774,684
District of Columbia (Georgetown University);
Series 2017, Ref. RB(e)	5.00%	04/01/2023	1,000	1,027,688
Series 2017, Ref. RB(e)	5.00%	04/01/2024	1,500	1,581,193
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	65	66,955
District of Columbia Water & Sewer Authority;
Series 2012 A, RB	5.00%	10/01/2030	1,000	1,009,715
Series 2022 C-2, RB	4.00%	10/01/2036	1,035	1,105,693
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	5.00%	10/01/2026	5,000	5,531,785
				14,887,325
Florida–2.89%
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida); Series 2012 A, Ref. RB(e)	8.00%	10/01/2046	1,000	1,041,200
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2022	600	610,445
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,069,348
Broward (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2023	3,555	3,594,490
Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,426,322
Citizens Property Insurance Corp.;
Series 2012 A-1, RB	5.00%	06/01/2022	8,000	8,000,000
Series 2015 A-1, RB	5.00%	06/01/2025	6,000	6,415,986
Florida (State of); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	2,842,324
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2022	495	499,528
Series 2019, RB	5.00%	10/01/2024	350	366,069
Series 2019, RB	5.00%	10/01/2025	475	504,267
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,510,639
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,035,310
Florida (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	10/01/2031	1,685	1,848,924
Florida (State of) Municipal Power Agency (All-Requirements Power Supply);
Series 2017 A, Ref. RB	5.00%	10/01/2026	4,000	4,428,903
Series 2019 A, Ref. RB	5.00%	10/01/2026	5,200	5,762,095
Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, Ref. RB(b)	2.38%	06/01/2027	835	774,807
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023	1,250	1,301,686
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,118,988
Hillsborough (County of), FL School Board; Series 2015, Ref. RB (INS - AGM)(f)	5.00%	10/01/2022	1,500	1,517,840
Jacksonville (City of), FL; Series 2012 C, Ref. RB	5.00%	10/01/2032	1,000	1,012,095
Jacksonville (City of), FL (Better Jacksonville); Series 2012 A, Ref. RB	5.00%	10/01/2029	1,000	1,008,547
JEA Electric System; Series 2008 3C-1, VRD RB(c)	0.70%	10/01/2034	12,090	12,090,000
JEA Water & Sewer System; Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	4,905,489
Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark); Series 2022 B-2, RB	3.25%	10/01/2026	3,450	3,422,357
Manatee (County of), FL School District; Series 2017, RB (INS - AGM)(f)	5.00%	10/01/2024	2,600	2,766,544
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2013, Ref. RB(a)(e)	5.00%	07/01/2023	2,415	2,503,234
Palm Beach (County of), FL Health Facilities Authority; Series 2020 B-1, RB	3.00%	06/01/2027	4,170	4,001,082
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	3,250	3,261,657
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	2,860	2,831,611
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,605	1,420,861
Series 2021 B-2, RB	1.45%	01/01/2027	1,440	1,304,606
School Board of Miami-Dade County (The); Series 2016 C, Ref. COP	3.25%	02/01/2033	540	540,056
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	$ 145	$ 144,825
Series 2021, Ref. RB	4.00%	12/15/2025	180	178,534
Series 2021, Ref. RB	4.00%	12/15/2026	185	182,059
Series 2021, Ref. RB	4.00%	12/15/2027	215	209,369
Series 2021, Ref. RB	4.00%	12/15/2028	200	192,305
Series 2021, Ref. RB	4.00%	12/15/2029	220	208,843
Series 2021, Ref. RB	4.00%	12/15/2030	200	188,363
Series 2021, Ref. RB	4.00%	12/15/2031	205	191,074
Tampa Bay (City of), FL Water; Series 2013, RB	5.00%	10/01/2032	1,500	1,555,575
USF Financing Corp.; Series 2012 A, Ref. COP	5.00%	07/01/2031	2,000	2,127,907
				97,916,164
Georgia–1.52%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(f)	5.25%	11/01/2027	2,000	2,253,054
Series 2018 C, Ref. RB	5.00%	11/01/2024	2,000	2,140,437
Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,106,977
Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,117,137
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	5.00%	07/01/2024	1,875	1,980,097
Series 2019 A, RB	5.00%	07/01/2025	1,050	1,131,705
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB(a)	2.25%	05/25/2023	3,000	2,992,423
Series 1994, RB(a)	2.15%	06/13/2024	2,000	1,960,879
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022	1,145	1,158,826
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	644,434
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2025	355	378,657
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2019, RB	5.00%	01/01/2026	300	325,490
Series 2019, RB	5.00%	01/01/2028	800	890,843
Main Street Natural Gas, Inc.;
Series 2019 B, RB(a)	4.00%	12/02/2024	3,000	3,095,165
Series 2019 C, RB(a)	4.00%	09/01/2026	5,000	5,107,308
Series 2022 C, RB(a)(b)	4.00%	11/01/2027	20,000	20,012,212
Private Colleges & Universities Authority (Emory University); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(a)(d)	1.10%	08/16/2022	2,000	2,000,150
				51,295,794
Hawaii–0.55%
Hawaii (State of);
Series 2013 EH, GO Bonds(a)(e)	5.00%	08/01/2023	7,000	7,272,965
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	5,421,710
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	5,265	5,868,591
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	4.00%	11/01/2036	100	100,390
				18,663,656
Idaho–0.68%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2014 A, RB	5.00%	03/01/2044	19,035	19,527,852
Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,049,927
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,419,739
				22,997,518
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–7.57%
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	$ 3,205	$ 3,293,364
Series 2004, Ref. RB	5.00%	11/01/2022	5,675	5,745,059
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,563,687
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	15,150,364
Series 2012, RB	5.00%	01/01/2027	1,000	1,001,898
Series 2012, RB	5.00%	11/01/2032	3,000	3,023,351
Series 2012, RB	5.00%	11/01/2042	2,500	2,517,120
Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	3,743,645
Chicago (City of), IL (O’Hare International Airport); Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,095,146
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(f)(g)	0.00%	12/01/2025	735	652,604
Chicago (City of), IL Transit Authority; Series 2021, Ref. RB	5.00%	06/01/2023	1,320	1,361,856
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,283,382
Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,606,268
Cook (County of), IL; Series 2012 C, Ref. GO Bonds	5.00%	11/15/2029	18,015	18,256,423
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,038,131
Illinois (State of);
Series 2012, Ref. GO Bonds(a)(e)	5.00%	08/01/2022	4,710	4,739,441
Series 2013, GO Bonds	5.50%	07/01/2026	2,000	2,061,864
Series 2013, RB	5.00%	06/15/2026	500	512,339
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	4,873,473
Series 2017 D, GO Bonds	5.00%	11/01/2022	26,155	26,509,094
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,675,021
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,165,666
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,697,366
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,388,841
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	7,413,925
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,254,466
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(a)(d)	1.43%	07/01/2023	3,750	3,750,936
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (SOFR + 1.20%)(a)(d)	1.22%	09/01/2022	6,755	6,783,691
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	5,000	5,006,738
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB(a)	5.00%	12/15/2022	10,750	10,938,703
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(c)(h)	0.46%	08/01/2043	18,960	18,960,000
Illinois (State of) Housing Development Authority; Series 2019 C, RB (CEP - GNMA)	4.00%	10/01/2049	5,535	5,683,305
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB(a)(e)	5.70%	06/15/2022	875	885,140
Series 2002, RB(a)(e)	5.70%	06/15/2022	3,125	3,161,215
Series 2002, RB (INS - NATL)(f)(g)	0.00%	12/15/2032	25,000	16,579,865
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	7,430	7,485,764
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2038	10,000	10,133,535
Series 2015 A, RB	5.00%	01/01/2037	1,500	1,578,668
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	2.50%	01/01/2023	245	245,900
Series 2020, Ref. RB	3.00%	01/01/2026	280	277,479
Series 2020, Ref. RB	3.10%	01/01/2027	290	285,364
Series 2020, Ref. RB	3.25%	01/01/2028	305	298,371
Series 2020, Ref. RB	3.35%	01/01/2029	320	310,066
Series 2020, Ref. RB	3.50%	01/01/2030	330	321,017
Series 2020, Ref. RB	3.60%	01/01/2031	345	338,199
Series 2020, Ref. RB	3.70%	01/01/2032	490	481,662
Railsplitter Tobacco Settlement Authority;
Series 2017, RB	5.00%	06/01/2022	6,930	6,930,000
Series 2017, RB	5.00%	06/01/2025	7,000	7,454,198
Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(f)	6.00%	06/01/2023	355	360,937
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Rosemont (Village of), IL; Series 2017 A, GO Bonds (INS - AGM)(f)	5.00%	12/01/2046	$ 4,000	$ 4,358,912
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,104,957
Springfield (City of), IL; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,048,415
Tinley Park (Village of), IL; Series 2013, GO Bonds(a)(e)	5.00%	12/01/2023	1,590	1,666,927
				256,053,758
Indiana–3.07%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(f)	1.99%	02/15/2027	9,960	9,684,599
Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	7,676,364
Indiana (State of) Finance Authority (CWA Authority); Series 2012 A, RB(a)(e)	5.00%	10/01/2022	5,075	5,137,233
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,034,964
Series 2012 A, RB	4.25%	11/01/2030	3,335	3,423,889
Series 2012 A, RB	5.00%	06/01/2032	6,780	6,790,450
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,855,156
Series 2012 C, RB	3.00%	11/01/2030	7,000	6,493,046
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(c)(h)	0.45%	11/01/2037	22,170	22,170,000
Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(c)(h)	0.45%	11/01/2037	15,925	15,925,000
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,521,387
Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(e)	7.38%	07/01/2023	3,035	3,129,819
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	6,000	6,449,726
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(d)	1.67%	10/15/2022	2,875	2,867,384
Indianapolis (City of), IN Department of Public Utilities; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,473,921
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,228,468
				103,861,406
Iowa–1.06%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	4.00%	12/01/2032	9,000	9,400,529
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(a)(b)(d)	1.26%	01/04/2024	14,235	14,184,967
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	11,500	12,354,069
				35,939,565
Kansas–0.96%
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,119,984
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,119,567
Kansas (State of) Development Finance Authority (Adventist Health Sunbelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032	15,475	15,515,325
University of Kansas Hospital Authority (KU Health System); Series 2004, VRD RB (LOC - U.S. Bank N.A.)(c)(h)	0.44%	09/01/2034	6,815	6,815,000
				32,569,876
Kentucky–2.14%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	1,600	1,679,751
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(d)	2.08%	02/01/2025	2,340	2,354,832
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	1,635	1,743,521
Series 2015, RB	5.00%	07/01/2022	230	230,592
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(f)	5.00%	09/01/2026	2,000	2,147,512
Series 2015 A, Ref. RB (INS - NATL)(f)	5.00%	09/01/2027	3,380	3,629,296
Series 2015 A, Ref. RB (INS - NATL)(f)	5.00%	09/01/2028	2,870	3,081,680
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, RB	5.00%	08/01/2029	4,000	4,322,533
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	14,615,085
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(a)	4.00%	04/01/2024	$ 7,830	$ 7,970,195
Series 2018 B, RB(a)	4.00%	01/01/2025	5,000	5,121,972
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	3,960,503
Kentucky (State of) Property & Building Commission (No. 106); Series 2013 A, RB(a)(e)	5.00%	10/01/2023	1,910	1,993,616
Kentucky (State of) Property & Building Commission (No. 122); Series 2019 A, RB	5.00%	11/01/2030	1,325	1,484,870
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, RB(a)(e)	5.00%	07/01/2022	3,000	3,009,350
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District;
Series 2017 A, RB	5.00%	05/15/2025	4,025	4,365,193
Series 2017 B, Ref. RB	5.00%	05/15/2025	5,285	5,730,105
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB	5.75%	10/01/2038	100	103,878
Series 2013 A, RB	5.75%	10/01/2042	105	108,918
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,013,800
Western Kentucky University; Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2032	1,625	1,627,695
				72,294,897
Louisiana–1.82%
Jefferson (Parish of), LA Sales Tax District;
Series 2019 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2023	1,000	1,044,894
Series 2019 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2024	1,000	1,068,323
Louisiana (State of);
Series 2012 A, GO Bonds(a)(e)	5.00%	08/01/2022	1,980	1,992,377
Series 2013 A, RB(a)(e)	5.00%	06/15/2023	1,050	1,087,108
Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,542,928
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	10,850,942
Series 2019 A, RB	5.00%	09/01/2026	2,000	2,220,381
Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(d)	1.05%	05/01/2026	3,525	3,458,900
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center); Series 2015 A-2, RB(a)	5.00%	06/01/2025	5,000	5,372,204
Louisiana State Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS - AGM)(f)	5.00%	06/01/2022	14,575	14,575,000
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,358,784
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2023	700	722,196
Series 2015, RB	5.00%	12/01/2023	600	626,030
Series 2015, RB	5.00%	06/01/2024	400	421,705
Series 2015, RB	5.00%	12/01/2024	750	799,544
Series 2015, RB	5.00%	06/01/2025	500	538,272
Series 2015, RB	5.00%	12/01/2025	825	897,442
Series 2015, RB	5.00%	06/01/2026	250	270,570
Series 2015, RB	5.00%	12/01/2026	500	546,897
Series 2015, RB	5.00%	06/01/2027	350	378,375
Series 2015, RB	5.00%	12/01/2027	750	819,551
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	508,780
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	522,826
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,069,583
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(f)	5.00%	10/01/2026	200	221,706
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(a)	4.00%	06/01/2022	2,865	2,865,000
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	3,000	2,927,542
				61,707,860
Maine–0.03%
Lewiston (City of), ME (UBS Financial Services, Inc.); Series 2008 B, GO Bonds (INS - AGM)(f)	5.50%	12/15/2023	950	952,869
Maryland–0.95%
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,785,336
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,821,706
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of); Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	$10,000	$ 10,665,658
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	11,920	11,954,897
Washington (State of) Suburban Sanitary Commission; Series 2016 A-3, VRD RB(c)	0.68%	06/01/2023	4,800	4,800,000
				32,027,597
Massachusetts–3.22%
Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2030	2,065	2,077,763
Massachusetts (Commonwealth of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2027	5,000	5,580,201
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB(a)	5.00%	01/01/2023	4,750	4,840,388
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	905,287
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,526,425
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health); Series 2019, Ref. RB	5.00%	07/01/2025	1,000	1,072,882
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2019 DD, RB(a)	5.00%	04/01/2024	6,880	7,145,051
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	5,040,276
Series 2017 S-4, Ref. RB(a)	5.00%	01/25/2024	15,000	15,634,953
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	1,100	1,132,198
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,043,169
Massachusetts (Commonwealth of) Transportation Trust Fund; Series 2019 A, Ref. RB	5.00%	01/01/2026	4,000	4,380,123
Massachusetts (State of) Department of Transportation; Series 2010 A-1, Ref. VRD RB (LOC - Citibank N.A.)(c)(h)	0.65%	01/01/2037	56,700	56,700,000
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,020,230
				109,098,946
Michigan–3.11%
Grand Rapids (City of), MI; Series 2014, Ref. RB(a)(e)	5.00%	01/01/2024	2,095	2,200,971
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,549,280
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2038	950	1,012,535
Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,273,771
Series 2020, Ref. VRD RB(c)	0.78%	10/15/2042	2,000	2,000,000
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2012, Ref. RB(a)(e)	5.00%	11/01/2022	800	811,952
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2019 B, RB(a)	3.50%	11/15/2022	4,000	4,026,528
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(f)	5.00%	07/01/2033	2,000	2,095,021
Series 2014 D-1, Ref. RB (INS - AGM)(f)	5.00%	07/01/2022	10,000	10,030,506
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	2,000	2,095,021
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,021,603
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2012, RB	5.00%	11/15/2036	4,130	4,177,831
Michigan (State of) Finance Authority (Trinity Health Corp.);
Series 2015, Ref. RB(a)(e)	5.00%	06/01/2022	7,000	7,000,000
Series 2015, Ref. RB(a)(e)	5.00%	06/01/2022	16,190	16,190,000
Series 2015, Ref. RB(a)(e)	5.00%	06/01/2022	8,515	8,515,000
Michigan State University;
Series 2003 A, VRD RB(c)	0.75%	02/15/2033	14,320	14,320,000
Series 2005, VRD RB(c)	0.75%	02/15/2034	17,920	17,920,000
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 A, RB	5.00%	12/01/2037	830	840,652
Series 2012 A, RB	5.00%	12/01/2042	5,220	5,284,379
				105,365,050
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.56%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	$ 500	$ 514,669
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,263,288
Series 2017, Ref. RB	5.00%	05/01/2025	800	854,426
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. RB	5.00%	11/15/2024	1,780	1,896,176
Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,669,332
Series 2019, Ref. RB	5.00%	11/15/2024	1,900	2,024,008
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,019,029
Series 2016 C, RB	5.00%	01/01/2023	225	229,282
Series 2016 C, RB	5.00%	01/01/2024	200	209,061
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(c)(h)	0.50%	04/01/2037	1,940	1,940,000
Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(a)	4.00%	12/01/2027	7,000	7,335,390
				18,954,661
Mississippi–0.84%
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2041	7,000	7,337,065
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	400	418,760
Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,174,351
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 B, VRD IDR(c)	0.80%	12/01/2030	19,345	19,345,000
				28,275,176
Missouri–1.61%
Curators of the University of Missouri (The); Series 2007 B, Ref. VRD RB(c)	0.65%	11/01/2031	36,560	36,560,000
Kansas City (City of), MO;
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,556,805
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	2,839,108
Missouri (State of) Development Finance Board; Series 2012 A, RB(a)(e)	5.00%	06/01/2022	1,950	1,950,000
Missouri (State of) Health & Educational Facilities Authority (Coxhealth); Series 2015 A, Ref. RB	5.00%	11/15/2034	3,200	3,402,912
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	690,597
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	130,976
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,803,716
Series 2015 A, Ref. RB	5.00%	12/01/2027	1,140	1,227,261
Series 2015 A, Ref. RB	5.00%	12/01/2031	1,760	1,882,059
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2032	1,020	1,019,943
Series 2013 A, RB	5.00%	09/01/2023	595	600,495
				54,663,872
Nebraska–0.51%
Central Plains Energy Project (No. 4); Series 2018, RB(a)	5.00%	01/01/2024	7,750	7,981,472
Douglas (County of), NE (Creighton University); Series 2021, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(a)(d)	1.21%	09/01/2026	7,930	7,958,072
Lincoln (City of), NE; Series 2012, Ref. RB(a)(e)	5.00%	09/01/2022	1,250	1,261,780
Omaha (City of), NE; Series 2014, RB	5.00%	11/15/2034	85	90,926
				17,292,250
Nevada–0.91%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2015, Ref. RB	5.00%	07/01/2022	2,000	2,005,854
Clark (County of), NV Department of Aviation; Series 2008 D-2B, Ref. VRD RB (LOC - Barclays Bank PLC)(c)(h)	0.70%	07/01/2040	23,375	23,375,000
Clark (County of), NV Department of Aviation (Las Vegas McCarran International Airport); Series 2012 B, Ref. RB	5.00%	07/01/2033	3,945	3,954,212
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Las Vegas Valley Water District;
Series 2012 B, GO Bonds(a)(e)	5.00%	06/01/2022	$ 500	$ 500,000
Series 2012 B, GO Bonds(a)(e)	5.00%	06/01/2022	425	425,000
Series 2012 B, GO Bonds(a)(e)	5.00%	06/01/2022	250	250,000
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(b)	2.50%	06/15/2024	465	453,259
				30,963,325
New Hampshire–0.00%
New Hampshire (State of) Turnpike System; Series 2012 C, RB(a)(e)	4.00%	08/01/2022	100	100,462
New Jersey–3.51%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(f)	5.50%	09/01/2022	5,000	5,050,488
Series 2012, Ref. RB(a)(e)	5.00%	06/15/2022	215	215,300
Series 2012, Ref. RB(e)	5.00%	06/15/2022	1,500	1,502,096
Series 2013 NN, Ref. RB(a)(e)	5.00%	03/01/2023	1,000	1,025,948
Series 2017 A, Ref. RB (INS - BAM)(f)	5.00%	07/01/2027	8,200	9,098,338
Series 2017 A, Ref. RB (INS - BAM)(f)	5.00%	07/01/2028	5,005	5,514,126
New Jersey (State of) Educational Facilities Authority (Montclair State University); Series 2015 D, Ref. RB	5.00%	07/01/2029	1,955	2,097,280
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2008 B, VRD RB (LOC - Bank Of America N.A.)(c)(h)	0.68%	07/01/2036	16,440	16,440,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(f)	5.25%	12/15/2023	505	528,085
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,456,080
Series 2016 A-1, RN	5.00%	06/15/2024	4,500	4,748,363
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,236,518
Series 2016, RB	5.00%	06/15/2023	1,250	1,289,932
Series 2016, RN	5.00%	06/15/2030	2,025	2,176,049
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,373,141
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	8,771,538
Series 2018 A, Ref. RN	5.00%	06/15/2024	8,750	9,232,927
Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,372,962
Series 2019, Ref. RB	5.00%	12/15/2025	2,500	2,686,570
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	11,226,386
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS - AGM)(f)	5.25%	01/01/2026	5,000	5,531,694
Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(a)(d)	1.49%	01/01/2023	10,000	10,000,186
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,074,796
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,085,259
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,056,159
				118,790,221
New Mexico–0.39%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority; Series 2015, Ref. RB	5.00%	07/01/2023	5,170	5,360,025
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	7,120,390
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB(e)	4.00%	07/01/2022	580	581,319
				13,061,734
New York–9.36%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,294,008
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,223,777
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,304,169
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2012 A, RB	5.00%	09/01/2037	$ 150	$ 151,300
Series 2012 B, RB	5.00%	09/01/2029	1,525	1,536,955
Series 2014 C, Ref. RN (70% of 1 mo. USD LIBOR + 0.75%)(a)(d)	1.49%	10/01/2023	15,000	14,988,577
Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,643,090
Series 2017, RB	5.00%	09/01/2025	1,000	1,087,427
Series 2019 B, RB(a)	1.65%	09/01/2024	4,000	3,931,604
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB(e)	4.00%	11/15/2032	350	353,717
Series 2012 F, Ref. RB	5.00%	11/15/2026	5,085	5,151,612
Series 2012 F, Ref. RB	5.00%	11/15/2030	4,085	4,137,210
Series 2014 C, RB	5.00%	11/15/2023	5,000	5,203,413
Series 2016 B, Ref. RB	5.00%	11/15/2022	1,250	1,269,993
Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,282,259
Subseries 2008 A-2A, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(a)(d)	1.13%	06/01/2022	9,815	9,815,000
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(c)(h)	0.45%	11/01/2032	7,700	7,700,000
Subseries 2012 G2, Ref. VRD RB (LOC - Td Bank N.A.)(c)(h)	0.65%	11/01/2032	9,855	9,855,000
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(a)(d)	1.26%	11/01/2022	11,730	11,678,070
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,000	1,040,683
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,797,568
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	9,419,247
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,122,048
Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,203,413
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	4,127,036
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,434,050
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,412,877
New York (City of), NY;
Series 2014 BB, RB	5.00%	06/15/2046	10,120	10,282,141
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	8,575,234
Subseries 2014 I-2, VRD GO Bonds(c)	0.42%	03/01/2040	8,900	8,900,000
Subseries 2016 A-1, GO Bonds	5.00%	08/01/2034	3,855	4,203,753
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(c)	0.57%	10/01/2042	1,000	1,000,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(d)(f)	9.13%	03/01/2025	1,025	1,052,253
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(d)(f)	9.14%	03/01/2026	2,725	2,811,556
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(d)(f)	9.15%	03/01/2027	5,500	5,692,639
New York (City of), NY Municipal Water Finance Authority;
Series 2014 CC-1, RB	5.00%	06/15/2047	4,000	4,167,906
Series 2018 BB, VRD RB(c)	0.65%	06/15/2051	2,000	2,000,000
New York (City of), NY Transitional Finance Authority;
Series 2012 B, Ref. RB	5.00%	11/01/2030	6,565	6,646,046
Series 2012 S-1, RB	5.00%	07/15/2037	25,000	25,078,460
Subseries 2012 F-1, RB	5.00%	05/01/2039	1,115	1,118,107
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2025	1,000	1,017,662
Series 2012 A, Ref. RB	5.00%	12/15/2030	2,850	2,898,026
Series 2013 A, RB(a)(e)	5.00%	02/15/2023	5	5,125
Series 2013 A, RB	5.00%	02/15/2024	5,370	5,502,224
Series 2016 E, RB	5.00%	10/01/2030	1,355	1,490,320
Series 2019 A, Ref. RB(e)	5.00%	03/15/2024	5,000	5,282,972
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,306,323
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,180,627
New York (State of) Dormitory Authority (New York University);
Series 1998 A, RB (INS - NATL)(f)	5.75%	07/01/2027	1,760	1,913,813
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,000	2,148,225
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-2, RB(a)	5.00%	05/01/2024	4,000	4,147,302
New York (State of) Dormitory Authority (Rockefeller University); Series 2012 B, RB(a)(e)	5.00%	07/01/2022	5,030	5,045,801
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(a)	0.65%	11/01/2025	$ 4,000	$ 3,697,837
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	4,000	3,977,196
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	836,239
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,095,031
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(a)	0.70%	05/01/2025	5,000	4,686,551
New York City Housing Development Corp. (Sustainable Development); Series 2021 F-2, RB (CEP - Federal Housing Administration)(a)	0.60%	07/01/2025	2,000	1,861,139
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,650,048
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	859,491
Series 2021 A, Ref. RB	1.45%	11/15/2029	2,370	2,017,097
Series 2021 A, Ref. RB	1.70%	11/15/2030	2,200	1,861,805
Series 2021 A, Ref. RB	1.90%	11/15/2031	1,000	840,433
New York State Environmental Facilities Corp.; Series 2015 A, Ref. RB	5.00%	06/15/2032	5,000	5,410,035
New York State Urban Development Corp.;
Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	10,554,451
Series 2017 C-2, Ref. RB	5.00%	03/15/2032	1,000	1,118,751
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	0.45%	06/01/2031	1,250	1,237,048
Triborough Bridge & Tunnel Authority;
Series 2005 A, VRD RB (LOC - Barclays Bank PLC)(c)(h)	0.70%	11/01/2041	20,250	20,250,000
Series 2012 A, RB	5.00%	11/15/2038	830	841,501
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	4,683,275
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,288,499
Westchester County Local Development Corp.; Series 2021, Ref. RB(b)	2.88%	07/01/2026	3,370	3,235,298
				316,632,343
North Carolina–2.25%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2018 E, RB(a)	0.80%	10/31/2025	5,000	4,733,866
Series 2018 G, VRD RB(c)	0.42%	01/15/2048	10,000	10,000,000
Series 2018 H, VRD RB(c)	0.42%	01/15/2048	3,700	3,700,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(c)	0.42%	01/15/2038	8,745	8,745,000
Series 2007 C, Ref. VRD RB(c)	0.42%	01/15/2037	12,735	12,735,000
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	836,000
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group);
Series 2004 A, VRD RB(c)	0.70%	11/01/2034	17,000	17,000,000
Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,303,719
North Carolina (State of) Municipal Power Agency No. 1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,746,197
Series 2019 A, Ref. RB	5.00%	01/01/2023	2,335	2,383,135
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(f)	5.00%	01/01/2024	1,150	1,204,118
Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,126,156
Series 2017, Ref. RB (INS - AGM)(f)	5.00%	01/01/2026	1,350	1,476,829
North Carolina Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	227,072
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(a)(d)	1.11%	11/09/2022	5,000	4,992,611
				76,209,703
Ohio–4.28%
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	5,581,012
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-3, RB(a)(e)	6.25%	06/01/2022	11,155	11,155,000
Franklin (County of), OH (Ohio Health Corp.); Series 2018 C, VRD RB(c)	0.66%	05/15/2053	17,350	17,350,000
Franklin (County of), OH (Ohiohealth Corp.); Series 2013, Ref. RB(a)(e)	5.00%	05/15/2023	750	774,240
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB(a)	5.00%	05/15/2023	4,900	5,054,380
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(a)(e)	8.00%	07/01/2022	30,880	31,042,966
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	$ 1,465	$ 1,526,221
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,078,369
Ohio (State of); Series 2017 A, GO Bonds	5.00%	09/01/2036	5,000	5,211,714
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,319,077
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2020 B, Ref. RB(a)	4.00%	06/01/2027	10,000	10,389,240
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)	2.40%	10/01/2029	4,500	4,169,685
Ohio (State of) Higher Educational Facility Commission; Series 2016, Ref. RB	5.00%	07/01/2042	3,895	4,092,784
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group);
Series 2008 B4, Ref. VRD RB(c)	0.43%	01/01/2043	29,600	29,600,000
Series 2013 B-2, VRD RB(c)	0.47%	01/01/2039	5,370	5,370,000
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	585	589,976
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	825	832,610
Ohio State University (The); Series 2013 A, RB	5.00%	06/01/2038	7,000	7,139,451
Port of Greater Cincinnati Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,500	1,409,383
				144,686,108
Oklahoma–0.17%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,641,698
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026	3,100	3,222,875
				5,864,573
Oregon–1.13%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	2.75%	11/15/2025	2,000	1,975,937
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	6,960	7,198,259
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,100	971,913
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,835	2,553,600
Oregon (State of) Business Development Commission (Intel Corp.); Series 2010 232, RB(a)	2.40%	08/14/2023	10,425	10,464,753
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	3,870,322
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,240,166
Portland (City of), OR Community College District; Series 2013, GO Bonds	5.00%	06/15/2022	6,000	6,008,538
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2023	2,500	2,450,950
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-2, RB	2.13%	11/15/2027	500	468,748
				38,203,186
Pennsylvania–3.32%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University);
Series 2008 A, Ref. VRD RB(c)	0.46%	12/01/2037	4,125	4,125,000
Series 2022, Ref. RB (SOFR + 0.29%)(a)(d)	0.84%	08/01/2027	1,000	993,729
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	6,450,248
Series 2018, RB	5.00%	06/01/2025	5,500	5,901,175
Series 2018, RB	5.00%	06/01/2026	2,000	2,183,723
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2012, RB(a)(e)	5.00%	06/01/2022	3,475	3,475,000
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB(a)	5.00%	04/01/2030	17,450	19,420,252
Monroeville Finance Authority; Series 2012, RB(a)(e)	4.25%	08/15/2022	13,510	13,594,074
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,361,940
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,090,426
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,055,704
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of);
First Series 2016, GO Bonds	5.00%	02/01/2028	$ 1,690	$ 1,841,426
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	5,561,670
Second Series 2016, GO Bonds	5.00%	09/15/2028	2,455	2,699,114
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	517,009
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	539,526
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021, Ref. RB	3.00%	10/01/2051	10,308	10,269,722
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,525,662
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,570,296
Series 2014, Ref. RB	5.00%	12/01/2033	5,000	5,288,810
Series 2019 A, RB	5.00%	12/01/2026	1,000	1,105,289
Series 2019 A, RB	5.00%	12/01/2027	1,500	1,683,403
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,273,821
Philadelphia (City of), PA;
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,038,168
Series 2019 B, GO Bonds	5.00%	02/01/2024	850	893,822
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,067,394
Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,306,641
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital); Series 2014 A, RB(a)(e)	4.00%	07/01/2024	1,000	1,040,813
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,260,868
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,140,419
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB(a)(e)	5.63%	07/01/2022	4,850	4,867,543
Pittsburgh (City of), PA Water & Sewer Authority; Series 2019 A, RB (INS - AGM)(f)	5.00%	09/01/2024	1,000	1,061,802
				112,204,489
Puerto Rico–3.00%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	145	148,728
Series 2002, RB	5.50%	05/15/2039	7,000	7,111,503
Series 2002, RB	5.63%	05/15/2043	900	916,420
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2024	3,405	3,131,269
Series 2021 A1, GO Bonds	5.25%	07/01/2023	19,194	19,450,874
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(e)	5.25%	07/01/2029	690	692,146
Series 2012 A, RB(e)	5.00%	07/01/2033	6,300	6,318,336
Series 2012 A, RB(e)	5.13%	07/01/2037	3,565	3,575,732
Series 2012 A, RB(e)	5.25%	07/01/2042	27,630	27,715,946
Series 2012 A, RB(e)	6.00%	07/01/2047	2,085	2,092,720
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(f)	5.00%	07/01/2025	300	306,733
Series 2005 RR, RB (INS - SGI)(f)	5.00%	07/01/2026	4,000	4,017,066
Series 2005 SS, Ref. RB (INS - NATL)(f)	5.00%	07/01/2024	5,645	5,771,697
Series 2005 SS, Ref. RB (INS - NATL)(f)	5.00%	07/01/2025	355	362,968
Series 2007 TT, RB (Acquired 04/24/2020; Cost $225,000) (INS - NATL)(f)(i)	5.00%	07/01/2023	225	230,050
Series 2007 TT, RB (INS - NATL)(f)	5.00%	07/01/2026	270	276,060
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(f)	4.75%	07/01/2038	1,220	1,257,637
Series 2002 D, RB (INS - AGM)(f)	5.00%	07/01/2027	615	619,674
Series 2002 D, RB (INS - AGM)(f)	5.00%	07/01/2032	435	438,306
Series 2003, RB (INS - AGC)(f)	5.00%	07/01/2028	1,070	1,078,132
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	1,575	1,613,401
Series 2007 M, RB (INS - AGC)(f)	5.00%	07/01/2032	160	161,253
Series 2007 M, RB (INS - AGC)(f)	5.00%	07/01/2037	280	282,193
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2024	$ 9,852	$ 9,181,748
Series 2018 A-1, RB(g)	0.00%	07/01/2027	5,752	4,795,389
				101,545,981
Rhode Island–0.30%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(f)	5.25%	09/15/2029	1,265	1,267,882
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,559,796
Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	3,778,359
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,008,451
Series 2015 B, Ref. RB	2.25%	06/01/2041	510	510,000
				10,124,488
South Carolina–0.86%
Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	8,750	8,945,707
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,416,211
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,604,229
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,054,284
Series 2018 C, VRD RB(c)	0.98%	05/01/2048	10,000	10,000,000
South Carolina Transportation Infrastructure Bank; Series 2012 B, Ref. RB(a)(e)	5.00%	10/01/2022	5,000	5,062,153
				29,082,584
South Dakota–0.01%
South Dakota (State of) Health & Educational Facilities Authority (Sanford); Series 2012 E, RB(a)(e)	5.00%	11/01/2022	285	289,377
Tennessee–1.68%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2023	1,800	1,860,643
Series 2018 A, Ref. RB	5.00%	07/01/2024	2,000	2,057,801
Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,055,850
Jackson (City of), TN (Jackson-Madison); Series 2015, Ref. RB(a)(e)	5.00%	04/01/2025	45	48,461
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	1,938,106
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	39,950	41,214,130
Series 2017 A, RB(a)	4.00%	05/01/2023	3,420	3,463,035
Series 2018, RB(a)	4.00%	11/01/2025	4,000	4,120,749
				56,758,775
Texas–8.65%
Austin (City of), TX;
Series 2012, RB	4.00%	11/15/2037	300	301,201
Series 2012, Ref. RB	5.00%	11/15/2030	2,640	2,669,736
Series 2012, Ref. RB	5.00%	11/15/2031	4,000	4,044,147
Austin Community College District Public Facility Corp.; Series 2015, Ref. RB	5.00%	08/01/2031	3,140	3,357,483
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2025	500	521,054
Series 2017, Ref. RB	5.00%	01/01/2025	400	407,798
Central Texas Turnpike System; Series 2015 C, Ref. RB	5.00%	08/15/2034	19,275	19,883,681
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	395	402,931
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 B, RB	5.00%	11/01/2032	200	202,212
Series 2013 B, RB	5.00%	11/01/2036	750	758,158
Series 2013 B, RB	5.00%	11/01/2038	4,145	4,190,148
Series 2013 B, RB	5.00%	11/01/2044	12,700	12,833,888
Series 2013 F, Ref. RB	5.25%	11/01/2033	4,490	4,660,788
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	$ 6,685	$ 7,132,642
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	10,020	11,223,994
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	2,500	2,726,415
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 B, RB(a)	5.00%	10/01/2023	5,000	5,206,071
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(c)	0.42%	11/01/2041	25,000	25,000,000
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,324,273
Harris County Cultural Education Facilities Finance Corp.; Series 2019 A, Ref. RB (1 mo. USD LIBOR + 0.65%)(a)(d)	1.39%	07/01/2024	8,000	8,016,802
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,651,902
Series 2014 A, RB(a)(e)	5.00%	12/01/2024	1,445	1,550,660
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2022	855	855,000
Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(c)	0.42%	12/01/2041	10,000	10,000,000
Houston (City of), TX;
Series 2014 C, Ref. RB	5.00%	05/15/2024	3,685	3,896,827
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,225,118
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	5,991,551
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,037,448
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	0.00%	08/15/2027	5,675	4,819,309
Lewisville (City of), TX; Series 2013, Ref. RB	5.00%	02/15/2029	1,600	1,631,555
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	1,959,495
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,564,410
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(b)	4.00%	08/15/2026	660	660,475
Series 2021, Ref. RB(b)	4.00%	08/15/2027	520	517,801
Series 2021, Ref. RB(b)	4.00%	08/15/2028	540	535,292
Series 2021, Ref. RB(b)	4.00%	08/15/2030	1,405	1,373,201
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	1,987,948
North Texas Tollway Authority;
Series 2015 B, Ref. RB	5.00%	01/01/2040	29,650	30,048,167
Series 2019 B, Ref. RB	5.00%	01/01/2025	2,000	2,138,993
Northside Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(a)	2.00%	06/01/2027	10,000	9,731,178
Northside Independent School District (School Building); Series 2012, GO Bonds (CEP - Texas Permanent School Fund)(a)	1.75%	06/01/2022	2,490	2,490,000
San Antonio (City of), TX;
Series 2016, RB(e)	5.00%	02/01/2023	5,345	5,471,588
Series 2016, RB	5.00%	02/01/2023	1,155	1,182,121
San Antonio Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	5,400	5,873,288
Sienna Management District;
Series 2021, GO Bonds (INS - BAM)(f)	2.00%	10/15/2029	535	490,811
Series 2021, GO Bonds (INS - BAM)(f)	2.00%	10/15/2030	555	498,347
Series 2021, GO Bonds (INS - BAM)(f)	2.00%	10/15/2031	575	505,336
Series 2021, GO Bonds (INS - BAM)(f)	2.00%	10/15/2032	595	511,936
Socorro (City of), TX; Series 2014, Ctfs. of Obligation(a)(e)	5.00%	03/01/2024	1,035	1,089,932
Tarrant County Cultural Education Facilities Finance Corp.; Series 2012 B, VRD RB(c)	0.68%	11/15/2047	16,615	16,615,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	1,950,987
Texas (State of);
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,219,565
Series 2021 B, Ref. GO Bonds	4.00%	08/01/2029	2,875	3,012,990
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) (Water Financial Assistance);
Series 2012 G, GO Bonds(a)(e)	4.00%	08/01/2022	$ 100	$ 100,462
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	4,000	4,309,842
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	4,060	4,371,918
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,380,972
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. RB	4.00%	08/15/2038	350	350,071
Texas (State of) Water Development Board (State Water Implementation Fund);
Series 2018 A, RB	5.00%	10/15/2022	2,500	2,535,168
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,675,669
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	14,475	15,587,625
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,209,585
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,224,683
				292,697,648
Utah–0.55%
Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB(a)	5.00%	08/01/2024	4,000	4,196,782
Utah (State of) Transit Authority; Series 2012, Ref. RB(a)(e)	5.00%	06/15/2022	14,555	14,575,341
				18,772,123
Virgin Islands–0.23%
Virgin Islands (Government of) Public Finance Authority;
Series 2015, RB(b)	5.00%	09/01/2022	2,220	2,236,678
Series 2015, RB(b)	5.00%	09/01/2023	1,750	1,804,630
Series 2015, RB(b)	5.00%	09/01/2024	1,650	1,729,710
Series 2015, RB(b)	5.00%	09/01/2025	1,500	1,597,136
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2010 B, RB (INS - AGM)(f)	5.00%	07/01/2022	470	473,851
				7,842,005
Virginia–2.08%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	17,645	18,307,307
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2027	1,400	1,585,866
Norfolk (City of), VA Economic Development Authority (Sentara Healthcare);
Series 2012 B, Ref. RB	5.00%	11/01/2036	1,250	1,267,417
Series 2012 B, Ref. RB	5.00%	11/01/2043	17,575	17,810,322
Stafford (County of) & Staunton (City of), VA Industrial Development Authority; Series 2008 B, RB	6.50%	08/01/2028	1,050	1,052,985
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,289,216
Virginia (State of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	4,255	4,256,359
Virginia Commonwealth Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,584,256
Series 2016, RB	5.00%	09/15/2024	1,015	1,083,609
Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	5,720,075
Series 2017, RB	5.00%	05/15/2025	5,640	6,116,692
Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,213,847
York (County of), VA Economic Development Authority; Series 2009 A, PCR(a)	1.90%	06/01/2023	2,000	1,995,722
				70,283,673
Washington–2.16%
Energy Northwest (No. 3); Series 2018 C, Ref. RB	5.00%	07/01/2023	4,000	4,147,460
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(c)	0.44%	01/01/2046	3,300	3,300,000
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,136,931
Washington (State of); Series 1998 C, GO Bonds	5.50%	07/01/2023	985	1,007,945
Washington (State of) Health Care Facilities Authority; Series 2009 B, RB	5.00%	08/15/2044	1,915	1,923,944
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(d)	2.08%	01/01/2025	5,650	5,674,367
Washington (State of) Health Care Facilities Authority (Commonspirit Health); Series 2019 B2, Ref. RB(a)	5.00%	08/01/2025	11,685	12,388,522
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	$ 1,940	$ 1,957,681
Series 2012 A, RB	4.25%	10/01/2040	2,450	2,452,408
Series 2012 A, RB	5.00%	10/01/2042	22,725	22,913,159
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,015	5,624,690
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,571,766
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	3,856,012
Washington Health Care Facilities Authority (CommonSpirit Health); Series 2019 B-3, Ref. RB(a)	5.00%	08/01/2026	1,000	1,075,765
				73,030,650
West Virginia–0.26%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,502,580
West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027	5,610	6,364,432
				8,867,012
Wisconsin–1.08%
Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,335	1,362,516
Public Finance Authority (Renown Regional Medical Center); Series 2016 A, Ref. RB	5.00%	06/01/2030	1,050	1,125,262
Wisconsin (State of); Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,126,173
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB(a)	5.00%	01/31/2024	2,495	2,635,032
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2012 A, RB	5.00%	04/01/2042	10,000	10,031,384
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert); Series 2012 A, RB	5.00%	04/01/2032	4,560	4,586,079
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2012, RB	5.00%	11/15/2044	685	695,619
Wisconsin (State of) Health & Educational Facilities Authority (Medical College); Series 2016, Ref. RB	5.00%	12/01/2041	2,000	2,140,982
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,002,878
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB	5.00%	12/15/2034	8,600	8,899,286
				36,605,211
Wyoming–0.03%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(e)	5.00%	01/01/2024	1,000	1,049,781
TOTAL INVESTMENTS IN SECURITIES(j)–98.18% (Cost $3,332,660,197)					3,322,551,164
OTHER ASSETS LESS LIABILITIES–1.82%					61,682,236
NET ASSETS–100.00%					$3,384,233,400
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $80,943,106, which represented 2.39% of the Fund’s Net Assets.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2022.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund